Subsequent events (Details Narrative) - $ / shares	Oct. 29, 2025	Aug. 26, 2025	Nov. 12, 2024	Aug. 30, 2024	Jul. 18, 2023
Subsequent Event [Line Items]
Number of restricted share issued		212,500	302,500
Number of shares purchased		12,500	17,500
Number of common shares issued		12,500	17,500	31,566	31,666
Share-based payment award options, granted		137,500	197,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price per share	$ 2.88
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based payment award options, granted	175,000
Exercise price per share	$ 1.41
Share-based payment award, options	12,500
Share-based payment award options, granted	37,500